Other Liabilities - Summary of Other Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure Of Other Liability [Line Items]
Carrying value of our lease liabilities	$ 2,134	$ 1,866
Interest expense on lease liabilities	51	$ 60
Not later than one year [member]
Disclosure Of Other Liability [Line Items]
Undiscounted cash flows of lease liabilities	363
Later than one year and not later than five years [member]
Disclosure Of Other Liability [Line Items]
Undiscounted cash flows of lease liabilities	1,074
Later than five years [member]
Disclosure Of Other Liability [Line Items]
Undiscounted cash flows of lease liabilities	$ 1,107